Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 110,818
Ending balance	115,294	€ 110,818
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	9,688	10,882
Costs deferred during the year	802	938
Amortization through income statement	(914)	(770)
Shadow accounting adjustments	455	(216)
Net exchange differences	433	(1,227)
Transfers to disposal groups		(6)
Other	(7)	88
Ending balance	10,457	9,688
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	41	60
Amortization through income statement	(19)	(13)
Net exchange differences	1	(7)
Ending balance	23	41
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	406	481
Costs deferred during the year	29	41
Amortization through income statement	(23)	(29)
Impairments		(36)
Net exchange differences	18	(52)
Ending balance	€ 431	€ 406